Employee Benefits - Summary of Employee Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Wages and salaries	€ 40,561	€ 54,028	€ 49,228
Share-based payments	1,746	2,837	13,307
Social Security	9,254	14,623	18,701
Total	€ 51,561	€ 71,488	€ 81,236